Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2025	2024
Prepaid expense	$580,233	$822,924
Sales tax refundable	72,587	311,177
Prepayments for inventories	439,015	62,171
Deposit	7,293	7,579
Others	89,323	103,189
Total	$1,188,451	$1,307,040